Significant Transactions (Details 4) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Significant Transactions [Abstract]
Revenues	$ 13,584	$ 12,220
Net loss	$ (20,589)	$ (15,884)